WARRANTS (Details B) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants Outstanding
Outstanding at Beginning of Period	580,604	580,604
Granted	215,627
Exercised
Cancelled	6,669
Expired
Outstanding at End of Period	789,562	580,604
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 17.85	$ 17.85
Granted	$ 10.50	17.40
Exercised
Cancelled	$ 24.75
Expired
Outstanding at End of Period	$ 15.75	$ 17.85
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250	$ 72,250
Issued
Outstanding at End of Period		$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	3 years 3 months 29 days
Outstanding at End of Period	3 years 6 months 21 days	3 years 3 months 29 days